Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 9,440	$ 12,896	$ 7,376
Prepaid expenses and other assets	261,885	104,073	143,202
Total current assets	271,325	116,969	150,578
Noncurrent assets
Mineral claims	206,000	206,000	206,000
Total assets	477,325	322,969	356,578
Current Liabilities:
Accounts payable	281,597	399,631	164,948
Accrued expenses	1,101,254	826,688	449,196
Accrued interest	812,200	317,434	251,570
Promissory notes payable, net of discount	224,975	185,929	300,000
Promissory notes payable – related party	1,007,366	832,534	175,000
Convertible notes payable, net of discount	5,097,846	3,899,253	1,971,503
Convertible notes payable – related party	983,584	631,811	25,000
Current capital lease obligation		36,254	36,254
Total current liabilities	9,508,822	7,129,534	3,373,471
Total Liabilities	9,508,822	7,129,534	3,373,471
Stockholders’ deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 2,586,982 and 2,275,367 shares issued and outstanding, respectively	2,926	2,586	2,275
Additional paid in capital	19,750,906	17,737,406	17,220,471
Stock to be issued	45,000
Accumulated deficit	(28,830,329)	(24,546,557)	(20,239,639)
Total stockholders’ deficit	(9,031,497)	(6,806,565)	(3,016,893)
Total liabilities and stockholders’ deficit	$ 477,325	$ 322,969	$ 356,578